Intangible assets (Details) - CHF (SFr)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2024
Intangible assets
Additions			SFr 182,348
Depreciation charge			(182,348)
Fair value of Income recognised for services received at zero cost	SFr 34,505	SFr 105,560
Fair value of services received at zero cost recorded as other operating cost	SFr 34,505	105,560
Cost
Intangible assets
Opening amount		182,348
Closing amount			182,348
Accumulated depreciation
Intangible assets
Opening amount		(182,348)
Closing amount			(182,348)
Service agreement
Intangible assets
Additions			182,348
Depreciation charge			(182,348)
Service agreement | Cost
Intangible assets
Opening amount		182,348
Closing amount			182,348
Service agreement | Accumulated depreciation
Intangible assets
Opening amount		SFr (182,348)
Closing amount			SFr (182,348)